SEGMENT INFORMATION (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)
SEGMENT INFORMATION
Number of reportable operating Segments | segment	1
Revenue	€ 102,001	€ 93,519
Non-current assets	73,432	74,275
Netherlands
SEGMENT INFORMATION
Revenue	29,692	33,552
Malta
SEGMENT INFORMATION
Revenue	22,568	17,919
Curacao
SEGMENT INFORMATION
Revenue	17,935	19,223
United States
SEGMENT INFORMATION
Revenue	5,724	4,684
Non-current assets	69,201	71,132
Croatia
SEGMENT INFORMATION
Revenue	4,987	4,276
Belgium
SEGMENT INFORMATION
Revenue	4,685	3,705
Czech Republic
SEGMENT INFORMATION
Revenue	3,003	1,031
Isle of Man
SEGMENT INFORMATION
Revenue	2,812	968
Other
SEGMENT INFORMATION
Revenue	10,595	8,161
Non-current assets	€ 4,231	€ 3,143